Notes and Accounts Receivable, Net - Movements of Allowance for Doubtful Receivables (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Beginning balance	$ 471.8	$ 480.1
Effect of retrospective application of IFRS 9	(244.8)
Reversal/Write-off		(8.1)
Provision (Reversal)	(219.7)
Effect of exchange rate changes		(0.2)
Ending balance	7.3	471.8
IAS 39 [Member]
Disclosure of financial assets [line items]
Beginning balance	471.8
Ending balance		471.8
IFRS 9 [member]
Disclosure of financial assets [line items]
Beginning balance	227.0
Ending balance		227.0
Individually assessed for Impairment [member]
Disclosure of financial assets [line items]
Beginning balance		1.8
Reversal/Write-off		(1.8)
Collectively assessed for impairment [member]
Disclosure of financial assets [line items]
Beginning balance	$ 471.8	478.3
Reversal/Write-off		(6.3)
Effect of exchange rate changes		(0.2)
Ending balance		$ 471.8